Operating Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments [Abstract]
2025 (remaining three months)	$ 81,915
2026	320,234
2027	335,772
2028	345,456
2029	303,477
2030 and thereafter	42,534
Total future payments	1,429,388
Less: imputed interest	(214,488)
Operating lease liabilities	1,214,900
Operating lease liabilities-current	229,229
Operating lease liabilities- non-current	$ 985,671